BUSINESS COMBINATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 14, 2022 USD ($) Share $ / shares
Disclosure of detailed information about business combination [line items]
Revenues	$ 191,538	$ 165,698	$ 50,463
Net loss	$ (18,277)	$ (18,965)	$ 4,652
Aspire Group [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred for business combination				$ 267,200
Equity interests of acquirer				$ 100,600
Number of new shares issued | Share				7,604,015
Shares issues per share | $ / shares				$ 13.2